Note 9 - Asset Retirement Obligations	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of asset retirement obligations [text block]
9.	Asset Retirement Obligation

As at December 31, 2025, the estimated cost of closure is $3,381. The Company maintains a surety bond for $3,450 as financial assurance based on the October 2021 closure plan.

The full estimated closure cost in the latest closure plan incorporated a number of new disturbances that have yet to take place, such as new roadways, new chemicals on site, and a new tailings area. The latest closure plan also included cost updates relating to remediating disturbances that existed at December 31, 2025. The following assumptions were used to calculate the asset retirement obligation:

●	Discounted cash flows of $2,289 ( December 31, 2024 - $2,842)
●	Closure activities date in year 2073 ( December 31, 2024 – 2073)
●	Risk-free discount rate of 3.84% ( December 31, 2024 – 3.33%)
●	Long-term inflation rate of 3.0% ( December 31, 2024 – 3.0%)

The continuity of the asset retirement obligation at December 31, 2025 and December 31, 2024 are as follows:

	December 31, 2025	December 31, 2024
Balance at January 1,	$2,842	$3,126
Change in estimate from discounting and estimate of costs	(646)	(384)
Accretion	93	100
Balance	$2,289	$2,842